SHORT-TERM AND LONG-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Short Term And Long Term Bank [Line Items]
Short - term bank loans	¥ 530,495		¥ 2,133,287		$ 83,246
Long-term bank loan	769,767		78,548		120,793
Total	1,300,262		2,211,835		204,039
Securitization debt.
Short Term And Long Term Bank [Line Items]
Face value	475,491		462,287	¥ 142,500	$ 74,615
Proceeds from short-term debt	¥ 462,170	$ 72,525	¥ 446,652	¥ 138,989
Securitization debt. | Minimum
Short Term And Long Term Bank [Line Items]
Effective interest rate	1.84%				1.84%
Securitization debt. | Maximum
Short Term And Long Term Bank [Line Items]
Effective interest rate	5.19%				5.19%
Short-term bank loans
Short Term And Long Term Bank [Line Items]
Short-term debt, weighted average interest rate (as a percent)	3.84%		4.76%		3.84%
Short-term bank loans | Pledged
Short Term And Long Term Bank [Line Items]
Restricted Cash			¥ 1,575,727
Short-term bank loans guaranteed by subsidiaries within the Group
Short Term And Long Term Bank [Line Items]
Short - term bank loans	¥ 40,000		485,000		$ 6,277
Pledged short term bank loans
Short Term And Long Term Bank [Line Items]
Short - term bank loans	369,995		1,293,287		58,060
Secured bank borrowings
Short Term And Long Term Bank [Line Items]
Short - term bank loans	120,500		355,000		18,909
Secured bank borrowings | Pledged
Short Term And Long Term Bank [Line Items]
Short - term bank loans	120,500		355,000		18,909
Restricted Cash	510,056				80,039
Account receivables pledged for short-term bank loans and secured bank borrowings	¥ 194,995		¥ 77,287		$ 30,599
Long term bank loan
Short Term And Long Term Bank [Line Items]
Long-term debt, weighted average interest rate (as a percent)	4.03%		4.02%		4.03%
Long term bank loan | Pledged
Short Term And Long Term Bank [Line Items]
Restricted Cash	¥ 847,300		¥ 81,500		$ 132,960